Fair Value Of Assets And Liabilities (Summary Of Book Value And Estimated Fair Value Of Financial Instruments) (Details) (USD $)	Dec. 31, 2014		Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total loans, net of unearned income and allowance for loan losses	$ 15,997,718,000		$ 15,135,265,000
Short Term Financial Assets:
Total interest-bearing cash	1,621,967,000		730,297,000
Total federal funds sold	63,080,000		66,079,000
Securities purchased under agreements to resell	659,154,000		412,614,000
Trading securities	1,194,391,000		801,718,000
Loans held-for-sale	141,285,000		370,152,000
Securities available for sale	3,556,613,000	[1]	3,398,457,000	[2]
Securities held-to-maturity (Note 3)	4,292,000		0
Derivative assets	134,088,000		181,866,000
Other Assets Financial Instruments
Total other assets	159,753,000		205,746,000
Non Earning Assets
Cash and due from banks	349,171,000		349,216,000
Capital markets receivables	42,488,000		45,255,000
Total assets	25,672,887,000		23,789,833,000
Deposits:
Total deposits	18,068,939,000		16,734,956,000
Trading liabilities	594,314,000		368,348,000
Short Term Financial Liabilities
Total federal funds purchased	1,037,052,000		1,042,633,000
Securities sold under agreements to repurchase	562,214,000		442,789,000
Other Short-term Borrowings	157,218,000		181,146,000
Term Borrowings
Total long term borrowings	1,880,105,000		1,739,859,000
Derivative liabilities	119,239,000		154,280,000
Other noninterest-bearing liabilities
Capital markets payables	18,157,000		21,173,000
Total liabilities	23,081,919,000		21,289,082,000
Carrying Reported Amount Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total loans, net of unearned income and allowance for loan losses	15,997,718,000		15,135,265,000
Short Term Financial Assets:
Total interest-bearing cash	1,621,967,000		730,297,000
Total federal funds sold	63,080,000		66,079,000
Securities purchased under agreements to resell	659,154,000		412,614,000
Total short-term financial assets	2,344,201,000		1,208,990,000
Trading securities	1,194,391,000	[3]	801,718,000	[3]
Loans held-for-sale	141,285,000	[3]	370,152,000	[3]
Securities available for sale	3,556,613,000	[3],[4]	3,398,457,000	[3],[5]
Securities held-to-maturity (Note 3)	4,292,000
Derivative assets	134,088,000	[3]	181,866,000	[3]
Other Assets Financial Instruments
Tax credit investments	63,821,000		66,128,000
Deferred compensation assets	25,665,000		23,880,000
Total other assets	89,486,000		90,008,000
Non Earning Assets
Cash and due from banks	349,171,000		349,216,000
Capital markets receivables	42,488,000		45,255,000
Accrued interest receivable	67,301,000		69,208,000
Total nonearning assets	458,960,000		463,679,000
Total assets	23,921,034,000		21,650,135,000
Deposits:
Defined maturity	1,276,938,000		1,505,712,000
Undefined maturity	16,792,001,000		15,229,244,000
Total deposits	18,068,939,000		16,734,956,000
Trading liabilities	594,314,000	[3]	368,348,000	[3]
Short Term Financial Liabilities
Total federal funds purchased	1,037,052,000		1,042,633,000
Securities sold under agreements to repurchase	562,214,000		442,789,000
Other Short-term Borrowings	157,218,000		181,146,000
Total short-term financial liabilities	1,756,484,000		1,666,568,000
Term Borrowings
Real estate investment trust-preferred	45,896,000		45,828,000
Term borrowings - new market tax credit investment	18,000,000		18,000,000
Borrowings secured by residential real estate	65,612,000		310,833,000
Other long term borrowings	1,750,597,000		1,365,198,000
Total long term borrowings	1,880,105,000		1,739,859,000
Derivative liabilities	119,239,000	[3]	154,280,000	[3]
Other noninterest-bearing liabilities
Capital markets payables	18,157,000		21,173,000
Accrued interest payable	23,995,000		23,813,000
Total other noninterest-bearing liabilities	42,152,000		44,986,000
Total liabilities	22,461,233,000		20,708,997,000
Carrying Reported Amount Fair Value Disclosure [Member] | Commercial Financial And Industrial Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total loans, net of unearned income and allowance for loan losses	8,940,275,000		7,837,130,000
Carrying Reported Amount Fair Value Disclosure [Member] | Commercial Real Estate Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total loans, net of unearned income and allowance for loan losses	1,259,143,000		1,122,676,000
Carrying Reported Amount Fair Value Disclosure [Member] | Consumer Real Estate Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total loans, net of unearned income and allowance for loan losses	4,935,060,000		5,206,586,000
Carrying Reported Amount Fair Value Disclosure [Member] | Permanent Mortgage Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total loans, net of unearned income and allowance for loan losses	519,839,000		639,751,000
Carrying Reported Amount Fair Value Disclosure [Member] | Credit Card And Other Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total loans, net of unearned income and allowance for loan losses	343,401,000		329,122,000
Estimate Of Fair Value Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total loans, net of unearned income and allowance for loan losses	15,721,587,000		14,630,444,000
Short Term Financial Assets:
Total interest-bearing cash	1,621,967,000		730,297,000
Total federal funds sold	63,080,000		66,079,000
Securities purchased under agreements to resell	659,154,000		412,614,000
Total short-term financial assets	2,344,201,000		1,208,990,000
Trading securities	1,194,391,000	[3]	801,718,000	[3]
Loans held-for-sale	141,285,000	[3]	370,152,000	[3]
Securities available for sale	3,556,613,000	[3],[4]	3,398,457,000	[3],[5]
Securities held-to-maturity (Note 3)	5,404,000
Derivative assets	134,088,000	[3]	181,866,000	[3]
Other Assets Financial Instruments
Tax credit investments	63,821,000		66,128,000
Deferred compensation assets	25,665,000		23,880,000
Total other assets	89,486,000		90,008,000
Non Earning Assets
Cash and due from banks	349,171,000		349,216,000
Capital markets receivables	42,488,000		45,255,000
Accrued interest receivable	67,301,000		69,208,000
Total nonearning assets	458,960,000		463,679,000
Total assets	23,646,015,000		21,145,314,000
Deposits:
Defined maturity	1,282,833,000		1,520,950,000
Undefined maturity	16,792,001,000		15,229,244,000
Total deposits	18,074,834,000		16,750,194,000
Trading liabilities	594,315,000	[3]	368,348,000	[3]
Short Term Financial Liabilities
Total federal funds purchased	1,037,052,000		1,042,633,000
Securities sold under agreements to repurchase	562,214,000		442,789,000
Other Short-term Borrowings	157,218,000		181,146,000
Total short-term financial liabilities	1,756,484,000		1,666,568,000
Term Borrowings
Real estate investment trust-preferred	49,350,000		47,000,000
Term borrowings - new market tax credit investment	18,049,000		17,685,000
Borrowings secured by residential real estate	56,623,000		268,249,000
Other long term borrowings	1,730,061,000		1,372,646,000
Total long term borrowings	1,854,083,000		1,705,580,000
Derivative liabilities	119,239,000	[3]	154,280,000	[3]
Other noninterest-bearing liabilities
Capital markets payables	18,157,000		21,173,000
Accrued interest payable	23,995,000		23,813,000
Total other noninterest-bearing liabilities	42,152,000		44,986,000
Total liabilities	22,441,107,000		20,689,956,000
Loan commitments	2,358,000		1,923,000
Standby and other commitments	4,451,000		4,653,000
Estimate Of Fair Value Fair Value Disclosure [Member] | Commercial Financial And Industrial Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total loans, net of unearned income and allowance for loan losses	8,902,045,000		7,759,902,000
Estimate Of Fair Value Fair Value Disclosure [Member] | Commercial Real Estate Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total loans, net of unearned income and allowance for loan losses	1,243,404,000		1,075,385,000
Estimate Of Fair Value Fair Value Disclosure [Member] | Consumer Real Estate Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total loans, net of unearned income and allowance for loan losses	4,747,761,000		4,858,031,000
Estimate Of Fair Value Fair Value Disclosure [Member] | Permanent Mortgage Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total loans, net of unearned income and allowance for loan losses	483,179,000		606,038,000
Estimate Of Fair Value Fair Value Disclosure [Member] | Credit Card And Other Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total loans, net of unearned income and allowance for loan losses	345,198,000		331,088,000
Contractual Amount [Member]
Other noninterest-bearing liabilities
Loan commitments	7,309,137,000		7,469,553,000
Standby and other commitments	331,877,000		318,149,000
Fair Value Inputs Level1 [Member]
Short Term Financial Assets:
Securities available for sale	26,264,000		23,259,000
Other Assets Financial Instruments
Total other assets	28,010,000		26,900,000
Fair Value Inputs Level1 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total loans, net of unearned income and allowance for loan losses	0		0
Short Term Financial Assets:
Total interest-bearing cash	1,621,967,000		730,297,000
Total federal funds sold	0		0
Securities purchased under agreements to resell	0		0
Total short-term financial assets	1,621,967,000		730,297,000
Trading securities	0	[3]	0	[3]
Loans held-for-sale	0	[3]	0	[3]
Securities available for sale	26,264,000	[3]	23,259,000	[3]
Securities held-to-maturity (Note 3)	0
Derivative assets	2,345,000	[3]	3,020,000	[3]
Other Assets Financial Instruments
Tax credit investments	0		0
Deferred compensation assets	25,665,000		23,880,000
Total other assets	25,665,000		23,880,000
Non Earning Assets
Cash and due from banks	349,171,000		349,216,000
Capital markets receivables	0		0
Accrued interest receivable	0		0
Total nonearning assets	349,171,000		349,216,000
Total assets	2,025,412,000		1,129,672,000
Deposits:
Defined maturity	0		0
Undefined maturity	0		0
Total deposits	0		0
Trading liabilities	0	[3]	0	[3]
Short Term Financial Liabilities
Total federal funds purchased	0		0
Securities sold under agreements to repurchase	0		0
Other Short-term Borrowings	0		0
Total short-term financial liabilities	0		0
Term Borrowings
Real estate investment trust-preferred	0		0
Term borrowings - new market tax credit investment	0		0
Borrowings secured by residential real estate	0		0
Other long term borrowings	0		0
Total long term borrowings	0		0
Derivative liabilities	2,035,000	[3]	4,343,000	[3]
Other noninterest-bearing liabilities
Capital markets payables	0		0
Accrued interest payable	0		0
Total other noninterest-bearing liabilities	0		0
Total liabilities	2,035,000		4,343,000
Fair Value Inputs Level1 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Commercial Financial And Industrial Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total loans, net of unearned income and allowance for loan losses	0		0
Fair Value Inputs Level1 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Commercial Real Estate Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total loans, net of unearned income and allowance for loan losses	0		0
Fair Value Inputs Level1 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Consumer Real Estate Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total loans, net of unearned income and allowance for loan losses	0		0
Fair Value Inputs Level1 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Permanent Mortgage Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total loans, net of unearned income and allowance for loan losses	0		0
Fair Value Inputs Level1 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Credit Card And Other Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total loans, net of unearned income and allowance for loan losses	0		0
Fair Value Inputs Level2 [Member]
Short Term Financial Assets:
Securities available for sale	3,371,236,000		3,168,277,000
Other Assets Financial Instruments
Total other assets	131,743,000		178,846,000
Fair Value Inputs Level2 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total loans, net of unearned income and allowance for loan losses	0		0
Short Term Financial Assets:
Total interest-bearing cash	0		0
Total federal funds sold	63,080,000		66,079,000
Securities purchased under agreements to resell	659,154,000		412,614,000
Total short-term financial assets	722,234,000		478,693,000
Trading securities	1,188,749,000	[3]	794,518,000	[3]
Loans held-for-sale	3,322,000	[3]	6,185,000	[3]
Securities available for sale	3,371,236,000	[3]	3,168,277,000	[3]
Securities held-to-maturity (Note 3)	0
Derivative assets	131,743,000	[3]	178,846,000	[3]
Other Assets Financial Instruments
Tax credit investments	0		0
Deferred compensation assets	0		0
Total other assets	0		0
Non Earning Assets
Cash and due from banks	0		0
Capital markets receivables	42,488,000		45,255,000
Accrued interest receivable	67,301,000		69,208,000
Total nonearning assets	109,789,000		114,463,000
Total assets	5,527,073,000		4,740,982,000
Deposits:
Defined maturity	1,282,833,000		1,520,950,000
Undefined maturity	16,792,001,000		15,229,244,000
Total deposits	18,074,834,000		16,750,194,000
Trading liabilities	594,315,000	[3]	368,348,000	[3]
Short Term Financial Liabilities
Total federal funds purchased	1,037,052,000		1,042,633,000
Securities sold under agreements to repurchase	562,214,000		442,789,000
Other Short-term Borrowings	157,218,000		181,146,000
Total short-term financial liabilities	1,756,484,000		1,666,568,000
Term Borrowings
Real estate investment trust-preferred	0		0
Term borrowings - new market tax credit investment	0		0
Borrowings secured by residential real estate	0		0
Other long term borrowings	1,730,061,000		1,372,646,000
Total long term borrowings	1,730,061,000		1,372,646,000
Derivative liabilities	111,964,000	[3]	147,022,000	[3]
Other noninterest-bearing liabilities
Capital markets payables	18,157,000		21,173,000
Accrued interest payable	23,995,000		23,813,000
Total other noninterest-bearing liabilities	42,152,000		44,986,000
Total liabilities	22,309,810,000		20,349,764,000
Fair Value Inputs Level2 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Commercial Financial And Industrial Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total loans, net of unearned income and allowance for loan losses	0		0
Fair Value Inputs Level2 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Commercial Real Estate Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total loans, net of unearned income and allowance for loan losses	0		0
Fair Value Inputs Level2 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Consumer Real Estate Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total loans, net of unearned income and allowance for loan losses	0		0
Fair Value Inputs Level2 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Permanent Mortgage Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total loans, net of unearned income and allowance for loan losses	0		0
Fair Value Inputs Level2 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Credit Card And Other Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total loans, net of unearned income and allowance for loan losses	0		0
Fair Value Inputs Level3 [Member]
Short Term Financial Assets:
Securities available for sale	3,307,000		8,126,000
Other Assets Financial Instruments
Total other assets	0		0
Fair Value Inputs Level3 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total loans, net of unearned income and allowance for loan losses	15,721,587,000		14,630,444,000
Short Term Financial Assets:
Total interest-bearing cash	0		0
Total federal funds sold	0		0
Securities purchased under agreements to resell	0		0
Total short-term financial assets	0		0
Trading securities	5,642,000	[3]	7,200,000	[3]
Loans held-for-sale	137,963,000	[3]	363,967,000	[3]
Securities available for sale	159,113,000	[3],[4]	206,921,000	[3],[5]
Securities held-to-maturity (Note 3)	5,404,000
Derivative assets	0	[3]	0	[3]
Other Assets Financial Instruments
Tax credit investments	63,821,000		66,128,000
Deferred compensation assets	0		0
Total other assets	63,821,000		66,128,000
Non Earning Assets
Cash and due from banks	0		0
Capital markets receivables	0		0
Accrued interest receivable	0		0
Total nonearning assets	0		0
Total assets	16,093,530,000		15,274,660,000
Deposits:
Defined maturity	0		0
Undefined maturity	0		0
Total deposits	0		0
Trading liabilities	0	[3]	0	[3]
Short Term Financial Liabilities
Total federal funds purchased	0		0
Securities sold under agreements to repurchase	0		0
Other Short-term Borrowings	0		0
Total short-term financial liabilities	0		0
Term Borrowings
Real estate investment trust-preferred	49,350,000		47,000,000
Term borrowings - new market tax credit investment	18,049,000		17,685,000
Borrowings secured by residential real estate	56,623,000		268,249,000
Other long term borrowings	0		0
Total long term borrowings	124,022,000		332,934,000
Derivative liabilities	5,240,000	[3]	2,915,000	[3]
Other noninterest-bearing liabilities
Capital markets payables	0		0
Accrued interest payable	0		0
Total other noninterest-bearing liabilities	0		0
Total liabilities	129,262,000		335,849,000
Fair Value Inputs Level3 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Commercial Financial And Industrial Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total loans, net of unearned income and allowance for loan losses	8,902,045,000		7,759,902,000
Fair Value Inputs Level3 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Commercial Real Estate Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total loans, net of unearned income and allowance for loan losses	1,243,404,000		1,075,385,000
Fair Value Inputs Level3 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Consumer Real Estate Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total loans, net of unearned income and allowance for loan losses	4,747,761,000		4,858,031,000
Fair Value Inputs Level3 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Permanent Mortgage Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total loans, net of unearned income and allowance for loan losses	483,179,000		606,038,000
Fair Value Inputs Level3 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Credit Card And Other Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total loans, net of unearned income and allowance for loan losses	345,198,000		331,088,000
FHLB-Cincinnati Stock [Member] | Fair Value Inputs Level3 [Member]
Other noninterest-bearing liabilities
Restricted investments	87,900,000		128,000,000
FRB Stock [Member] | Fair Value Inputs Level3 [Member]
Other noninterest-bearing liabilities
Restricted investments	$ 66,000,000		$ 66,000,000

[1]	Includes $3.3billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes.
[2]	Includes $3.1 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes.
[3]	Classes are detailed in the recurring and nonrecurring measurement tables.
[4]	Level 3 includes restricted investments in FHLB-Cincinnati stock of $87.9million and FRB stock of $66.0million.
[5]	Level 3 includes restricted investments in FHLB-Cincinnati stock of $128.0 million and FRB stock of $66.0 million.